UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03907

                     The Empire Builder Tax Free Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 847-5886

Date of fiscal year end: February 28, 2007

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                     Portfolio of Investments
                     November 30, 2006
                     (Unaudited)

                                                                                       Principal                      Fair
Credit Ratings **                                                                       Amount                        Value
-----------------                                                                      ---------                      -----
                     Municipal Securities  (97.2%)
                     New York City  (23.9%)

Aaa/AAA              New York City, General Obligation,                             $     750,000               $       765,135
                     Series B, 5.25%, 8/1/2017, Callable
                     8/1/2007 @ 101, (AMBAC)

A1/AAA               New York City, General Obligation,                                 2,000,000                     2,123,880
                     Series B, 5.125%, 8/1/2019, Callable
                     8/1/2010 @ 101, (FGIC)

Aaa/AAA              New York City, General Obligation,                                 1,235,000                     1,260,268
                     Series B, 5.375%, 8/1/2022, Callable
                     8/1/2007 @ 101, (MBIA)

Aaa/AAA              New York City, General Obligation,                                 1,900,000                     1,900,000
                     Series B2, Subseries B5, Variable Rate,
                     3.58%, 8/15/2011, Non Callable, (MBIA)
                     (SPA - Bank of Nova Scotia)

Aaa/AAA              New York City, Health & Hospitals                                  1,000,000                     1,093,190
                     Corporation, Health System Revenue,
                     Series A, 5.50%, 2/15/2018, Callable
                     2/15/2012 @ 100, (FSA)
                     New York City, IDA Civic Facilities,                               3,325,000                     3,390,835
                     Ethical Cultural School, 4.50%, 6/1/2035,
                     Callable 6/1/2015 @ 100, (XLCA)

Aaa/AAA              New York City, Municipal Water                                     5,000,000                     5,108,400
                     Finance Authority,  Water & Sewer
                     System Revenue, Series B, 5.80%,
                     6/15/2029, Callable 6/15/2007 @ 101,
                     (MBIA)

Aaa/Aaa              New York City, Municipal Water                                     7,500,000                     7,669,200
                     Finance Authority, Water & Sewer                                                            --------------
                     System Revenue, Series C, 4.50%,
                     6/15/2033, Callable 6/15/2016 @ 100,
                     (FGIC)
                                                                                                                     23,310,908
                                                                                                                 --------------

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                     Portfolio of Investments
                     November 30, 2006
                     (Unaudited)

                                                                                       Principal                      Fair
Credit Ratings **                                                                       Amount                        Value
-----------------                                                                      ---------                      -----
                     New York State Agencies  (38.3%)
                     New York State Dormitory Authority  (31.3%)

Aaa/AAA              Augustana Lutheran Home for the Aged,                          $     875,000               $       934,141
                     Series A, 5.50%, 8/1/2020, Callable
                     8/1/2010 @ 101, (FHA) (MBIA)

Aaa/AAA              Augustana Lutheran Home for the Aged,                                750,000                       795,405
                     Series A, 5.50%, 8/1/2030, Callable
                     8/1/2010 @ 101, (FHA) (MBIA)

Aaa/AAA              Columbia University, Series B, 5.375%,                               500,000                       547,605
                     7/1/2018, Prerefunded 7/1/2012 @ 100

Aaa/AAA              Columbia University, Series B, 5.375%,                             1,000,000                     1,095,210
                     7/1/2019, Prerefunded 7/1/2012 @ 100

Aaa/AAA              Columbia University, Series B, 5.375%,                             1,000,000                     1,095,210
                     7/1/2020, Prerefunded 7/1/2012 @ 100

Aaa/Aaa              Mental Health Services Facilities                                  2,500,000                     2,707,575
                     Improvement, Series A, 5.00%,
                     2/15/2019, Callable 2/15/2015 @ 100,
                     (AMBAC)

Aaa/AAA              New York Medical College, 5.25%,                                   1,015,000                     1,051,053
                     7/1/2013, Callable 7/1/2008 @ 101,
                     (MBIA)

Aaa/AAA              New York University, Series 2, 5.50%,                                500,000                       538,395
                     7/1/2018, Callable 7/1/2011 @ 100,
                     (AMBAC)

NR/AAA               Park Ridge Housing, Inc., 6.375%,                                  1,000,000                     1,097,920
                     8/1/2020, Callable 8/1/2010 @ 101,
                     (FNMA) (AMBAC)

NR/AAA               Park Ridge Housing, Inc., 6.50%,                                   1,470,000                     1,620,175
                     8/1/2025, Callable 8/1/2010 @ 101,
                     (FNMA) (AMBAC)

Aaa/NR               Rochester Institute of Technology, Series                          2,045,000                     2,213,937
                     A, 5.25%, 7/1/2016, Callable 7/1/2012
                     @ 100, (AMBAC)

Aaa/NR               Rochester Institute of Technology, Series                          2,155,000                     2,335,287
                     A, 5.25%, 7/1/2017, Callable 7/1/2012
                     @ 100, (AMBAC)

Aaa/AAA              School Districts Financing, Series C,                              1,300,000                     1,406,730
                     5.25%, 4/1/2021, Callable 10/1/2012 @
                     100, (MBIA)

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                     Portfolio of Investments
                     November 30, 2006
                     (Unaudited)

                                                                                       Principal                      Fair
Credit Ratings **                                                                       Amount                        Value
-----------------                                                                      ---------                      -----
Aaa/AAA              Special Acts School Districts Program,                         $   3,540,000               $     3,576,392
                     6.00%, 7/1/2019, Callable 7/1/2007 @
                     100, (MBIA)

NR/AA-               State Supported Debt, Department of                                1,000,000                     1,091,320
                     Education, Series A, 5.00%, 7/1/2018,
                     Callable 07/01/2016 @ 100

Aaa/AAA              Upstate Community Colleges, Series A,                              1,000,000                     1,093,480
                     6.00%, 7/1/2019, Prerefunded 7/1/2010 @
                     101, (FSA)

Aaa/AAA              Upstate Community Colleges, Series A,                                845,000                       923,991
                     6.00%, 7/1/2020, Prerefunded 7/1/2010 @
                     101, (FSA)

Aaa/Aaa              Upstate Community Colleges, Series B,                              3,140,000                     3,480,627
                     5.25%, 7/1/2015, Callable 7/1/2014 @
                     100, (FGIC)

NR/AAA               Westchester County, Court Facilities,                              2,800,000                     2,930,312
                     5.25%, 8/1/2018, Prerefunded 2/1/2009 @                                                     --------------
                     101, (MBIA)

                                                                                                                     30,534,765
                                                                                                                 --------------
                     New York State Environmental Facilities Corp.  (6.0%)

Aaa/Aaa              State Clean Water & Drinking Water,                                4,800,000                     5,131,824
                     New York City Municipal Water Finance,
                     5.00%, 6/15/2034, Callable 06/15/2014
                     @ 100

Aaa/AAA              State Water Pollution Control Revenue,                               725,000                       733,997
                     Revolving Fund, Pooled Loan, 5.90%,                                                         --------------
                     1/15/2018, Callable 1/15/2007 @ 101,
                     (POL CTL-SRF)
                                                                                                                      5,865,821
                                                                                                                 --------------
                     New York State Urban Development Corp.  (1.0%)

A1/AA-               Empire State Development Corp.,                                      905,000                       949,264
                     University Facilities Grants, 6.00%,                                                        --------------
                     1/1/2009, Non Callable
                                                                                                                     37,349,850
                                                                                                                 --------------
                     Other New York State Bonds  (31.7%)

A3/NR                Albany Housing Authority, Limited                                  1,000,000                     1,010,900
                     Obligation, 6.25%, 10/1/2012, Callable
                     10/1/2007 @ 100

Aaa/NR               Corning, City School District, General                             1,000,000                     1,074,270
                     Obligation, 5.00%, 6/15/2012, Non
                     Callable, (FSA)

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                     Portfolio of Investments
                     November 30, 2006
                     (Unaudited)

                                                                                       Principal                      Fair
Credit Ratings **                                                                       Amount                        Value
-----------------                                                                      ---------                      -----
Aaa/NR               Corning, City School District, General                         $     970,000               $     1,041,033
                     Obligation, 5.00%, 6/15/2013, Callable
                     6/15/2012 @ 100, (FSA)

Aaa/NR               Corning, City School District, General                               600,000                       643,002
                     Obligation, 5.00%, 6/15/2014, Callable
                     6/15/2012 @ 100, (FSA)

Aaa/NR               Eastport South Manor, Central School                               1,000,000                     1,006,230
                     District, General Obligation, 4.25%,
                     6/15/2027, Callable 6/15/2016 @ 100,

                     (FGIC)

Aaa/NR               Eastport South Manor, Central School                               1,000,000                     1,005,440
                     District, General Obligation, 4.25%,
                     6/15/2028, Callable 6/15/2016 @ 100,

                     (FGIC)

Aaa/NR               Eastport South Manor, Central School                               1,000,000                     1,004,660
                     District, General Obligation, 4.25%,
                     6/15/2029, Callable 6/15/2016 @ 100,
                     (FGIC)

Aaa/AAA              Evans, General Obligation, 6.80%,                                    225,000                       261,473
                     4/15/2012, Non Callable, (AMBAC)
Aaa/AAA              Evans, General Obligation, 6.80%,                                    225,000                       267,284
                     4/15/2013, Non Callable, (AMBAC)
Aaa/NR               Fayetteville Manlius, Central School                                 375,000                       404,374
                     District, General Obligation, 5.00%,
                     6/15/2016, Callable 6/15/2012 @ 101,
                     (FGIC)

Aaa/Aaa              Freeport, Union Free School District,                                810,000                       826,103
                     General Obligation, 4.375%, 12/1/2030,
                     Callable 12/1/2016 @ 100, (MBIA)

Aaa/NR               Ilion, Central School District, General                              550,000                       609,384
                     Obligation, Series B, 5.50%, 6/15/2015,
                     Callable 6/15/2012 @ 101, (FGIC)

Aaa/NR               Ilion, Central School District, General                              500,000                       554,250
                     Obligation, Series B, 5.50%, 6/15/2016,
                     Callable 6/15/2012 @ 101, (FGIC)

Aaa/Aaa              Metropolitan Transportation Authority,                             2,000,000                     2,109,180
                     Service Contracts, Series A, 5.00%,
                     7/1/2030, Callable 7/01/12 @ 100,
                     (AMBAC)

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                     Portfolio of Investments
                     November 30, 2006
                     (Unaudited)

                                                                                       Principal                      Fair
Credit Ratings **                                                                       Amount                        Value
-----------------                                                                      ---------                      -----
Aaa/AAA              Mount Sinai, Union Free School                                 $   1,065,000               $     1,200,425
                     District, General Obligation, 6.20%,
                     2/15/2012, Non Callable, (AMBAC)

Aaa/Aaa              New York Convention Center                                         2,000,000                     2,135,140
                     Development Corp., Hotel Unit Fee,
                     Revenue, 5.00%, 11/15/2044, Callable
                     11/15/2015 @ 100, (AMBAC)

Aaa/AAA              North Hempstead, General Obligation,                                 570,000                       605,950
                     Series B, 6.375%, 4/1/2009, Non
                     Callable, (FGIC)

Aaa/AAA              North Hempstead, General Obligation,                                 560,000                       609,935
                     Series B, 6.40%, 4/1/2010, Non Callable,
                     (FGIC)

NR/AAA               Oneida County, Industrial Development                              2,000,000                     2,051,380
                     Agency, Mohawk Valley Network, St.
                     Luke's Memorial Hospital, 5.00%,
                     1/1/2013, Callable 1/1/2008 @ 101,
                     (FSA)

Aaa/NR               Oyster Bay, General Obligation, 5.00%,                               430,000                       455,572
                     3/15/2011, Non Callable, (FSA)
Aaa/Aaa              Rensselaer, City School District,                                    500,000                       548,260
                     Certificate of Participation, 5.00%,
                     6/1/2017, Callable 6/1/16 @ 100,
                     (XLCA)

NR/Aaa               Sachem, Central School District, General                           1,750,000                     1,773,888
                     Obligation, 4.25%, 10/15/2024, Callable
                     10/15/2016 @ 100, (FGIC)

Aaa/Aaa              Sachem, Central School District, General                           5,780,000                     5,821,499
                     Obligation, 4.25%, 10/15/2026, Callable
                     10/15/2016 @ 100, (FGIC)

Aaa/NR               Southern Cayuga, Central School                                      400,000                       429,296
                     District, General Obligation, 5.00%,
                     5/15/2014, Callable 5/15/2012 @ 100,
                     (FSA)

Aaa/AAA              Suffolk County, General Obligation,                                1,125,000                     1,167,401
                     Series D, 5.00%, 11/1/2015, Callable
                     11/1/2008 @ 101, (FGIC)

Aaa/AAA              Suffolk County, General Obligation,                                1,110,000                     1,153,090
                     Series D, 5.00%, 11/1/2016, Callable
                     11/1/2008 @ 101, (FGIC)

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                     Portfolio of Investments
                     November 30, 2006
                     (Unaudited)

                                                                                       Principal                      Fair
Credit Ratings **                                                                       Amount                        Value
-----------------                                                                      ---------                      -----
Aaa/NR               Upper Mohawk Valley, Regulatory                                $     250,000               $       250,943
                     Water Finance Authority, Water & Sewer
                     System Revenue, Series A, 4.25%,
                     4/1/2025, Callable 4/1/2016 @ 100,
                     (XLCA)

Aaa/NR               Upper Mohawk Valley, Regulatory                                      340,000                       341,023
                     Water Finance Authority, Water & Sewer
                     System Revenue, Series A, 4.25%,
                     4/1/2026, Callable 4/1/2016 @ 100,
                     (XLCA)

Aaa/NR               Upper Mohawk Valley, Regulatory                                      500,000                       499,220
                     Water Finance Authority, Water & Sewer
                     System Revenue, Series A, 4.25%,
                     4/1/2031, Callable 4/1/2016 @ 100,
                     (XLCA)

                                                                                                                 --------------
                     Total Other New York State Bonds                                                                30,860,605
                                                                                                                 --------------

                     Other Municipal Bonds (3.3%)
                     Virgin Islands (3.3%)

Aaa/Aaa              Virgin Islands Public Finance Authority                            3,210,000                     3,235,520
                     Revenue, 4.25%, 10/1/2029, Callable
                     10/1/1016 @ 100, (FGIC)


                                                                                                                 --------------
                     Total Municipal Securities (Cost $91,119,429)                                                   94,756,883
                     Short Term Investments  (1.2%)                                                              --------------

                     Dreyfus New York Municipal Cash                                    1,210,000                     1,210,000
                     Management Fund                                                                             --------------

                     Total Short Term Investments (Cost $1,210,000)                                                   1,210,000
                                                                                                                 --------------

                     Total Investments (Cost $92,329,429) (a)   -   98.4%                                        $   95,966,883
                                                                                                                 ==============

----------
Percentages noted above are based on net assets as of November 30, 2006.

** Credit Ratings given by Moody's Investors Service, Inc. and Standard & Poor's Corp. (Unaudited)

      Moody's   Standard & Poor's

       Aaa             AAA           Instrument  judged  to  be of  the  highest
                                     quality and carrying the smallest amount of investment risk.

       Aa              AA            Instrument  judged to be of high quality by
                                     all standards.

        A              A             Instrument judged to be of adequate quality
                                     by all standards.

       NR              NR            Not Rated. In the opinion of the Investment
                                     Advisor,   instrument   judged   to  be  of
                                     comparable   investment  quality  to  rated
                                     securities which may be purchased by the fund.

      For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Abbreviations used in this statement:

AMBAC Insured as to principal and interest by the American Municipal Bond Assurance Corp.

FGIC              Insured  as  to  principal   and  interest  by  the  Financial
                  Guarantee Insurance Corp.

FSA               Insured as to principal  and  interest by  Financial  Security
                  Assurance.

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

POL CTL-SRF       Insured as to principal and interest by the Pollution  Control
                  State Revenue Fund.

XLCA              Insured as to principal and interest by XL Capital Assurance.

The accompanying notes are an integral part of the portfolio of investments.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                November 30, 2006
                                   (Unaudited)

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies adhered to by the Fund in the preparation of its schedule of portfolio investments (the "schedule"). The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

      Estimates and assumptions are required to be made regarding assets and liabilities when the schedule is prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

      Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

New Accounting Pronouncements

      On July 13, 2006 the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for the Uncertainty of Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 the impact on the

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                         Notes to Portfolio Investments
                                November 30, 2006
                                   (Unaudited)

Funds' financial statements has not yet been determined.

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period

Security Transactions and Investment Income

      During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

3. Concentration of Credit Risk:

      The Fund invests primarily in debt instruments of municipal issuers in New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region.

4. Federal Income Tax Information:

      As of November 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:

                                                                                     Tax             Net Unrealized
                                                           Tax Unrealized         Unrealized          Appreciation
                                          Tax Cost          Appreciation         Depreciation        (Depreciation)
                                      ------------------  ------------------   ------------------   -----------------
The Empire Builder Tax
   Free Bond Fund.................       $ 92,209,602         $ 3,772,191          $    14,910          $ 3,757,281

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       The Empire Builder Tax Free Bond Fund

By (Signature and Title)*  /s/ Aaron Masek
                           ----------------------
                           Aaron Masek, Treasurer

Date January 29, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Seth M. Glickenhaus
                           ------------------------------
                           Seth M. Glickenhaus, President

Date January 29, 2007

By (Signature and Title)*  /s/ Aaron Masek
                           ----------------------
                           Aaron Masek, Treasurer

Date  January 29, 2007

* Print the name and title of each signing officer under his or her signature.